Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

NUCOR CORPORATION

Financial Statement Schedule

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS (in thousands)

Description	Balance at beginning of Year	Additions charged to costs and expenses	Deductions	Balance at end of year
Year ended December 31, 2015 LIFO Reserve	$567,396	$0	$(466,834)	$100,562
Year ended December 31, 2014 LIFO Reserve	$624,685	$—	$(57,289)	$567,396
Year ended December 31, 2013 LIFO Reserve	$607,240	$17,445	$—	$624,685